VARIABLE INTEREST ENTITIES (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Assets	$ 188,851	$ 205,378
Liabilities	153,938	172,032
Consolidated VIE
Variable Interest Entity [Line Items]
Assets	401	491
Liabilities	206	206
Unconsolidated VIEs
Variable Interest Entity [Line Items]
Assets	5,917	5,034
Unconsolidated VIEs | Energy Financial Services
Variable Interest Entity [Line Items]
Assets	1,481	1,481
Unconsolidated VIEs | Insurance
Variable Interest Entity [Line Items]
Assets	$ 4,219	$ 3,333